Document and Entity Information Document and Entity Information	9 Months Ended
	Jun. 30, 2012	Sep. 07, 2012
Entity Information [Line Items]
Entity Registrant Name	Post Holdings, Inc.
Entity Central Index Key	0001530950
Current Fiscal Year End Date	--09-30
Entity Filer Category	Non-accelerated Filer
Document Type	8-K
Document Period End Date	Jun. 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3
Amendment Flag	false
Entity Common Stock, Shares Outstanding		34,402,562
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes